Note 4 - Fair Value Measurement (10Q) (Details Textual) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Investments	$ 0	$ 1,997,000	$ 12,917,000
Derivative Liability	10,000	11,000
Warrant [Member]
Derivative Liability	$ 10,000	$ 11,000	$ 2,000